Trade and other receivables	6 Months Ended
Jun. 30, 2022
Trade and other receivables
Trade and other receivables

8Trade and other receivables

	June 30,	December 31,
	2022	2021
	£ 000	£ 000
Government receivables	7,440	5,415
Prepayments	4,203	6,571
Other receivables	2,514	672
	14,157	12,658

Included within Government receivables is £4,909 thousand for the R&D tax credit receivable (December 31, 2021: £2,716 thousand).